Other non-current financial assets	12 Months Ended
Dec. 31, 2023
Categories of non-current financial assets [abstract]
Other non-current financial assets
18. Other non-current financial assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2023	2022
Guarantee deposits	28,362	26,814
Financial loans to related parties	—	2,240
Financial loans to TFI	—	1,862
Lease receivables from sublease	1,115	1,366
Other	4,421	3,958
Total other non-current financial assets	33,898	36,240
There are no expected credit losses associated with the guarantee deposits.
Financial loans to related parties consist of a loan to a company beneficially owned by a director of the Group in December 2021 for a principal amount of €2.2 million in order to acquire the Company’s ordinary shares in December 2021. In August 2023 the receivable was fully repaid.
Financial loans to TFI that were settled during the period. For additional information relating to TFI see Note 17 — Investments accounted for using the equity method.
Other primarily related to investments in other companies, which are measured at fair value at December 31, 2023 and 2022.